Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common share cash dividends declared (in dollars per share)	$ 1.76	$ 1.52	$ 1.28
Accumulated deficit
Common share cash dividends declared (in dollars per share)	1.76	1.52	1.28
Common share cash dividends paid (in dollars per share)	$ 1.76	$ 1.52	$ 1,280.00